UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02955

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Address of principal executive offices) (Zip code)
Same
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-527-7009

Date of fiscal year end:	August 31st

Date of reporting period:	November 30, 2010

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	11/30/2010					11/30/10

	FACE	DESCRIPTION	STATE	MATURITY	CALL DATE	RATE	MARKET	AS A
CUSIP	VALUE						VALUE	PERCENTAGE
	IN THOUSANDS

		SHORT TERM
60934N542	116.949	FEDERATED PA MUNI	PA				116,949
		TOTAL SHORT TERM					116,949	1.06%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS
72509GH7	145	PITTSBURGH	PA	03/01/12		5.000%	153,008
725209GY0	105	PITTSBURGH	PA	09/01/12		5.000%	109,406
7178807S1	300	PHILA SD PA GO	PA	08/01/15	8/1/12	5.625%	324,303
725209FD7	100	PITTSBURGH	PA	09/01/16		5.250%	113,253
745145YU0	250	PUERTO RICO	PA	07/01/17		5.500%	272,397
968657DE3	100	WILL CNTY	IL	11/15/24		5.000%	106,742
		TOTAL GENERAL OBLIGATION BONDS					1,079,109	9.81%
		HOUSING BONDS
130329LV5	20	CALIF HSG FIN AG	CA	02/01/14		10.250%	20,359
546276BT2	185	LOUISIANNA LOC	LA	04/15/39	4/15/16	4.250%	187,207
		TOTAL HOUSING BONDS					207,566	1.89%
		OTHER REVENUE BONDS
701382HO7	170	PARKLAND SCHOOL DISTRICT	PA	09/01/07		5.000%	197,095
717823T99	300	PHILA GAS WORKS	PA	08/01/11		5.000%	304,956
017292VN0	100	ALLEGHENY CTY	PA	11/01/11		5.000%	103,534
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.	PA	09/01/12		5.000%	537,660
717893PF2	250	PHILADELPHIA WATER	PA	07/01/14		5.000%	277,597
709221JS5	155	PA STATE TPK	PA	12/01/14		5.250%	155,546
79165TFX4	50	ST. LOUIS MUNICIPAL FINANCE	MO	02/15/15	2/15/12	5.250%	51,469
709221JT3	140	PA STATE TPK	PA	12/01/15		5.250%	140,489
70917RJE6	350	PA HGH ED	PA	01/01/16	1/1/13	5.500%	384,132
01728RBJ7	150	ALLEGHENY CTY HGH ED BLDG AUTH	PA	03/15/16	6/15/12	5.500%	169,932
70917NQL1	100	PA HGH ED	PA	06/15/16	6/15/12	5.000%	105,317
717823J58	250	PHILA GAS WORKS	PA	08/01/16	8/1/13	5.250%	278,670
165579EC3	405	CHESTER COUNTY IDA	PA	11/01/18		5.000%	417,510
888808DA7	200	TOBACCO SETTLEMENT FIN CORP	NJ	06/01/19	6/1/17	5.000%	201,654
709208EC2	150	PA PUBLIC SCHOOL BUILDINGS	PA	05/15/22		5.000%	156,902
70917RWW1	150	PA HGH ED	PA	08/15/22	8/15/19	4.750%	158,754
657905EQ4	235	NORTH CAROLINA MEDICAL CENTER	NC	08/01/26	2/1/17	5.250%	237,569
017357VE1	300	ALLEGHENY CTY-SEWER	PA	12/01/23	12/1/15	5.000%	310,029
928077GP5	200	VIRGINIA PORT AUTHORITY	VA	07/01/30	7/1/19	4.500%	198,194
70917RL86	400	PA HGH ED	PA	11/01/30	11/1/20	5.000%	406,864
70917NQL1	200	PA HGH ED	PA	01/15/31		6.000%	203,322
		TOTAL OTHER REVENUE BONDS					4,997,195	45.41%

	TOTAL MUNICIPAL BONDS						6,283,870	57.11%

	SHARES
	COMMON STOCKS
14052H506	70,000	CAPITAL TRUST INC. CLASS A	84,000
02209S103	4,700	ALTRIA GROUP	112,800
00206R102	2,300	AT&T	63,917
053015103	200	AUTOMATIC DATA PROCESSING	8,914
110122108	2,950	BRISTOL MYERS SQUIBB	74,458
149123101	1,000	CATERPILLAR	84,600
20825C104	1,250	CONOCOPHILLIPS	75,213
209115104	1,950	CONSOLIDATED EDISON	94,322
263534109	1,200	DUPONT EI	56,388
278058102	1,000	EATON CORP	96,400
30161N101	1,850	EXELON CORP	72,835
372460105	1,000	GENUINE PARTS	48,140
37733W105	2,700	GLAXO PLC	103,356
437076102	2,000	HOME DEPOT	60,420
458140100	4,000	INTEL	84,630
478160104	1,000	JOHNSON & JOHNSON	61,550
494368103	1,650	KIMBERLY CLARK	102,119
50075N104	2,100	KRAFT FOODS	63,525
539830109	500	LOCKHEED MARTIN	34,020
580135101	900	MCDONALDS	70,470
58933Y105	3,000	MERCK	103,410
55261F104	600	M & T BANK	46,176
629491101	3,300	NYSE EURONEXT	90,156
742718109	1,250	PROCTER & GAMBLE	76,338
780259206	1,700	ROYAL DUTCH	103,139
871829107	2,200	SYSCO	63,844
89151E109	2,250	TOTAL S A SPONSORED ADR	109,733
911312106	150	UNITED PARCEL SERVICE	10,520
918204108	950	V F CORP	78,736
92343V104	1,600	VERIZON COMMUNICATION	51,216
94106L109	2,800	WASTE MANAGEMENT	95,900

		TOTAL COMMON STOCKS	2,281,242	20.73%

	MUTUAL FUNDS
921908208	22,728.038	VANGUARD PRECIOUS METALS	566,155
722005550	60,838.849	PIMCO COMMODITIES REAL RETURN	526,256

		TOTAL MUTUAL FUNDS	1,092,411	9.93%

	OTHER SECURITIES
464285105	37,340	ISHARES GOLD TRUST	506,330
78463V107	3,875	SPDR GOLD TRUST	524,753
46625H365	5,550	JP MORGAN ALERIAN ML ETN	198,412

		TOTAL OTHER SECURITIES	1,229,495	11.17%

		TOTAL PORTFOLIO	11,003,967	100.00%

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/10

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL
CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and the Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers. The officer signing this report has concluded that the Fund’s disclosure controls and procedures are effective.

Accounting

            The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are reported to the President directly.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

            The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements. He also serves as the Fund’s compliance officer. Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/10

Item III

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:

s/ John H. McCoy
John H. McCoy
President and Chief Financial Officer

Date: January 13, 2011